Pay vs Performance Disclosure number in Millions	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year (1) (a)	Summary Compensation Table Total for CEO (b)	Compensation Actually Paid to CEO (2) (c)	Average Summary Compensation Table Total for Non-CEO NEOs (d)	Average Compensation Actually Paid to Non-CEO NEOs (3) (e)	Total Shareholder Return (f)	Peer Group Total Shareholder Return(4) (g)	Net Income (in millions) (h)	Revenue (in millions)(5) (i)
2025	$13,781,570	$928,134	$4,802,249	$1,006,339	$37.04	$119.26	$(77.7)	$376.6
2024	$7,620,611	$24,977,300	$2,683,449	$6,359,699	$59.47	$115.57	$(208.7)	$313.0
2023	$7,998,637	$3,219,824	$3,086,321	$1,648,641	$26.67	$95.05	$(204.6)	$245.1
2022	$5,917,663	$(15,039,602)	$2,484,123	$(3,534,350)	$46.39	$89.85	$(217.9)	$203.6
2021	$1,281,593	$18,054,219	$728,146	$6,408,876	$140.81	$120.21	$(152.1)	$132.3
__________________
	(1)
Company Selected Measure Name	revenue
Named Executive Officers, Footnote	The CEO and other NEOs for the indicated fiscal years were as follows: (i) for 2025, our CEO was Dr.
Leproust and our other NEOs were Mr. Laponis, Dr. Finn, Ms. Green, and Mr. Cho (ii) for 2024, our CEO
was Dr. Leproust and our other NEOs were Mr. Laponis, Dr. Finn, Ms. Green, Mr. Cho, Dr. Banyai, and Mr.
Thorburn; (iii) for 2023, our CEO was Dr. Leproust and our other NEOs were Mr. Thorburn, Dr. Banyai, Dr.
Finn, and Ms. Green; (iv) for 2022, our CEO was Dr. Leproust and our other NEOs were Mr. Thorburn, Dr.
Banyai, Dr. Finn, Mr. Cho, and Mr. Weiss; and (v) for 2021, our CEO was Dr. Leproust and our other NEOs were Mr. Thorburn, Dr. Banyai, Dr. Finn, and Mr. Weiss.

Peer Group Issuers, Footnote	For each indicated covered year, represents the cumulative TSR of the Nasdaq Biotechnology Index.
PEO Total Compensation Amount	$ 13,781,570	$ 7,620,611	$ 7,998,637	$ 5,917,663	$ 1,281,593
PEO Actually Paid Compensation Amount	$ 928,134	24,977,300	3,219,824	(15,039,602)	18,054,219
Adjustment To PEO Compensation, Footnote	Amounts reported in this column are based on total compensation reported for our CEO in the Summary
Compensation Table for the indicated fiscal years and adjusted as shown in the tables below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

Fiscal Year	Summary Compensation Table Total	Adjustment to Summary Compensation Table Total(1)	Compensation Actually Paid
2025	$13,781,570	$(12,853,436)	$928,134
__________________
(1) See table below for calculation of Adjustment to Summary Compensation Table Total

Fiscal Year	Deduction of Grant Date Fair Value of Current year Equity Awards	Addition of Fair Value of Current Year Equity Awards at Fiscal Year End	Additions (Deductions) for Change in Value of Prior Years’ Awards Unvested at Fiscal Year End	Additions (Deductions) for Awards that are Granted and Vest in the Same Covered Fiscal Year	Additions (Deductions) for Change in Value of Prior Years’ that Vested in Fiscal Year	Adjustment to Summary Compensation Table Total
2025	$(11,998,134)	$5,936,527	$(6,820,601)	$610,440	$(581,668)	$(12,853,436)

Non-PEO NEO Average Total Compensation Amount	$ 4,802,249	2,683,449	3,086,321	2,484,123	728,146
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,006,339	6,359,699	1,648,641	(3,534,350)	6,408,876
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reported in this column are based on the average of the total compensation reported for our other
NEOs in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the tables below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

Fiscal Year	Average Summary Compensation Table Total	Adjustment to Average Summary Compensation Table Total(1)	Average Compensation Actually Paid
2025	$4,802,249	$(3,795,909)	$1,006,339
__________________
(1) See table below for calculation of Adjustment to Average Summary Compensation Table Total

Fiscal Year	Deduction of Grant Date Fair Value of Current Year	Addition of Fair Value of Current Year Equity Awards at Fiscal Year End	Additions (Deductions) for Change in Value of Prior Years’ Awards Unvested at Fiscal Year End	Additions (Deductions) for Awards that are Granted and Vest in the Same Covered Fiscal Year	Additions (Deductions) for Change in Value of Prior Years’ that Vested in Fiscal Year	Adjustment to Average Summary Compensation Table Total
2025	$(3,889,244)	$1,924,382	$(1,882,822)	$197,837	$(146,062)	$(3,795,909)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table	Revenue •Gross Margin •Adjusted EBITDA
Total Shareholder Return Amount	$ 37.04	59.47	26.67	46.39	140.81
Peer Group Total Shareholder Return Amount	119.26	115.57	95.05	89.85	120.21
Net Income (Loss)	$ (77,700,000)	$ (208,700,000)	$ (204,600,000)	$ (217,900,000)	$ (152,100,000)
Company Selected Measure Amount	376.6	313.0	245.1	203.6	132.3
PEO Name	Dr. Leproust
Additional 402(v) Disclosure	In accordance with SEC rules, the Company is required to include in the Pay versus Performance table the
“most important” financial performance measure (as determined by the Company) used to link compensation actually paid to our NEOs to Company performance for the most recently completed fiscal year. The Company determined revenue, which is a metric included in our incentive program, meets this requirement and therefore, we have included this performance measure in the Pay versus Performance table.

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Gross Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,853,436)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,936,527
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,820,601)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	610,440
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(581,668)
PEO | Deduction of Grant Date Fair Value of Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,998,134)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,795,909)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,924,382
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,882,822)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	197,837
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(146,062)
Non-PEO NEO | Deduction of Grant Date Fair Value of Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,889,244)